TRANSMITTAL LTR. FOR A PROSP./SAI SUPPLEMENT


                                   DATE June 12, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam Health Sciences Trust(Reg. No. 2-75863)(811
3386)
     (the "Fund")

Ladies and Gentlemen:

     We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, a supplement dated June 9, 1997 to the Prospectus of the Fund dated December 30,1996.

     Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext.[14623].


                              Very truly yours,


                              Vincent P. Pietropaolo

cc:  Brian McCabe, Esq.


gen-17.doc